Finance Costs	12 Months Ended
Feb. 28, 2025
Finance Costs [Abstract]
FINANCE COSTS

22. FINANCE COSTS

	As of February 28/29
Figures in Rand thousands	2025	2024	2023

Lease liabilities	16,346	11,371	8,199
Term loans	20,473	194	797
Bank overdraft	13,465	2,296	291
Others	582	1,961	808
	50,866	15,822	10,095